Debt Issued (Details Textual) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Issued (Textual)
Proceeds from bond issuances	$ 2,625,176	$ 2,157,587	$ 1,399,001
Short-Term Bonds [Member]
Debt Issued (Textual)
Proceeds from bond issuances	944,413	940,720
Current Bonds [Member]
Debt Issued (Textual)
Proceeds from bond issuances	1,465,406	$ 1,216,867
Subordinated Bonds [Member]
Debt Issued (Textual)
Proceeds from bond issuances	$ 215,357